Short-term deposits	12 Months Ended
Dec. 31, 2022
Short-term deposits
Short-term deposits

7.    Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities between three months and one year.The term deposits balance as of December 31, 2021 and 2022 primarily consist of the following currencies:

	December 31, 2021		December 31, 2022
		US$		US$
	Amount	equivalent	Amount	equivalent

RMB	2,170,000	340,355	2,623,347	376,668
US$	1,263,843	1,263,843	1,983,877	1,983,877
Total		1,604,198		2,360,545